OFFICE AND MISCELLANEOUS	6 Months Ended
Jun. 30, 2023
OFFICE AND MISCELLANEOUS

19. OFFICE AND MISCELLANEOUS

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
Advertising, Marketing, and Investor Relations	$951,659	$982,824	$3,287,712	$2,140,768
Compliance fees	108,328	54,956	135,635	102,336
Impairment of accounts receivable	-	-	198,513	-
Contract Work	47,082	168,891	114,429	299,866
Other	330,335	266,242	501,767	537,780
	$1,437,404	$1,472,913	$4,238,056	$3,080,750